AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2009.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 19	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on October 30, 2009 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 7 to its Registration Statement until October 30, 2009. Post-Effective Amendment No. 7 to the Trust’s Registration Statement relates to the PowerShares Prime Non-Agency RMBS Opportunity Fund and PowerShares Alt-A Non Agency RMBS Opportunity Fund, which were created pursuant to Post-Effective Amendment No. 5 to the Trust’s Registration Statement filed on January 16, 2009.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 8, 9, 10, 11, 12, 13, 14, 15, 16, 17 and 18 to the Trust’s Registration Statement filed on May 6, 2009, May 15, 2009, May 22, 2009, May 29, 2009, June 5, 2009, June 12, 2009, June 19, 2009, July 7, 2009, August 6, 2009, September 4, 2009 and October 2, 2009, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, filed on March 11, 2009 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 2nd day of October, 2009.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
Title: H. Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	October 2, 2009
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	October 2, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	October 2, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	October 2, 2009
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	October 2, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	October 2, 2009
Donald S. Wilson

*By: /s/ H. Bruce Bond		October 2, 2009
H. Bruce Bond
Attorney-In-Fact